Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expense and other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2011	2012

Advance to EMS providers	$4,910	$9,565
Value added taxes recoverable	2,082	2,248
Social insurance borne by employee	785	927
Deposits	287	825
Rental receivable	1,968	638
Prepaid software license fee	411	508
Receivable for sale of testing equipment	—	298
Prepaid testing and tooling fee	515	274
Staff advances	284	206
Other prepaid and current assets	98	136
Capital contribution receivable from noncontrolling shareholders (1)	5,027	53
Receivable for disposal of other assets	1,193	—

	$17,560	$15,678

(1)	The amount as of December 31, 2011 represent capital contribution receivable from Beijing E-town International Investment and Development Co Limited for the capitalization of Tecface Communication Equipment Beijing which was received in August 2012.